Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings / (loss) attributable to WISeKey International Holding Ltd (USD'000)	$ (13,446)	$ (15,360)	$ (27,475)
Common Stock Class A
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average Class B Shares outstanding - basic	1,600,880	1,600,880	1,600,880
Weighted average Class B Shares outstanding - diluted	1,600,880	1,600,880	1,600,880
Net earnings / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (0.39)	$ (0.51)	$ (1.22)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (0.39)	$ (0.51)	$ (1.22)
Common Stock Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average Class B Shares outstanding - basic	3,323,581	2,878,136	2,087,972
Weighted average Class B Shares outstanding - diluted	3,323,581	2,878,136	2,087,972
Net earnings / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (3.86)	$ (5.06)	$ (12.22)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	$ (3.86)	$ (5.06)	$ (12.22)